SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 2) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 1,177	$ 0
Additions to derivative instruments	0	1,358
Loss (gain) on change in fair value of derivative liability	(538)	(181)
Balance at end of year	$ 639	$ 1,177